Cover	Oct. 16, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2023
Entity File Number	001-37845
Entity Registrant Name	MICROSOFT CORPORATION
Entity Central Index Key	0000789019
Entity Tax Identification Number	91-1144442
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	One Microsoft Way
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052-6399
City Area Code	425
Local Phone Number	882-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common stock, $0.00000625 par value per share
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
3.125% Notes due 2028 [Member]
Title of 12(b) Security	3.125% Notes due 2028
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
2.625% Notes due 2033 [Member]
Title of 12(b) Security	2.625% Notes due 2033
Trading Symbol	MSFT
Security Exchange Name	NASDAQ